Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Mar. 26, 2011
Segment Reporting [Abstract]
Unadjusted gross profit	$ 131,166	$ 139,694	$ 121,757
Inventory provisions	(2,763)	(2,998)	(3,034)
Other unallocated costs	(2,527)	(3,051)	(2,417)
Adjustment of intercompany profit	298	(415)	2
Adjusted gross profit	$ 126,174	$ 133,230	$ 116,308